EARNINGS (LOSS) PER SHARE (Details) - USD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share
Basic net earnings (loss) attributable to common shareholders	$ (23,600,000)	$ 445,400,000
Diluted net earnings (loss) attributable to common shareholders	$ (23,600,000)	$ 445,400,000
Basic weighted average shares outstanding	1,249,495	1,246,619
Weighted average shares dilution adjustments:
Stock options		1,606
Restricted shares		3,905
Restricted performance shares		4,915
Diluted weighted average shares outstanding	1,249,495	1,257,045
Share options
Weighted average shares dilution adjustments - exclusions:
Antidilutive securities excluded from computation of earnings per share (in shares)	8,819	7,199
Weighted average share price	$ 3.44	$ 4.00
RSUs
Weighted average shares dilution adjustments - exclusions:
Antidilutive securities excluded from computation of earnings per share (in shares)	2,777
RPSUs
Weighted average shares dilution adjustments - exclusions:
Antidilutive securities excluded from computation of earnings per share (in shares)	4,708